Interest-Bearing Loans and Borrowings - Summary of Total Principal Amount Repurchased in the Tender Offer (Detail) - USD ($) $ in Millions	Dec. 29, 2025	Nov. 18, 2025	May 30, 2025	Oct. 31, 2025	May 31, 2025
Disclosure of detailed information about borrowings [line items]
Principal amount repurchased				$ 2,000	$ 1,600
4.750% Notes due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase			May 30, 2025
Issuer			ABIWW
Title of series of notes partially repurchased			4.75%
Notes Repurchased Maturity Period			Notes due 2029
Currency			USD
Original principal amount outstanding			$ 4,250
Principal amount repurchased			1,321
Principal amount not repurchased			$ 2,929
4.900% Notes due 2046 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase			May 30, 2025
Issuer			ABIWW and ABC
Title of series of notes partially repurchased			4.90%
Notes Repurchased Maturity Period			Notes due 2046
Currency			USD
Original principal amount outstanding			$ 9,160
Principal amount repurchased			330
Principal amount not repurchased			$ 8,830
4.900% Notes due 2046 One [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase			May 30, 2025
Issuer			ABIFI
Title of series of notes partially repurchased			4.90%
Notes Repurchased Maturity Period			Notes due 2046
Currency			USD
Original principal amount outstanding			$ 1,457
Principal amount repurchased			167
Principal amount not repurchased			$ 1,291
4.000% Notes due 2028 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase			May 30, 2025
Issuer			ABIWW
Title of series of notes partially repurchased			4.00%
Notes Repurchased Maturity Period			Notes due 2028
Currency			USD
Original principal amount outstanding			$ 1,632
Principal amount repurchased			$ 1,632
2.700% Notes due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase		Nov. 18, 2025
Issuer		ABISA
Title of series of notes partially repurchased		2.70%
Notes Repurchased Maturity Period		Notes due 2026
Currency		EUR
Original principal amount outstanding		$ 615
Principal amount repurchased		$ 615
3.650% Notes due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Date of repurchase	Dec. 29, 2025
Issuer	ABIWW and ABC
Title of series of notes partially repurchased	3.65%
Notes Repurchased Maturity Period	Notes due 2026
Currency	USD
Original principal amount outstanding	$ 1,307
Principal amount repurchased	$ 1,307